SCHEDULE OF INVENTORIES (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Inventory Disclosure [Abstract]
Work-in-progress	$ 551,897
Finished goods	378,174
Less: provision for inventory obsolescence	(193,850)
Inventory, net	$ 736,221